SEGMENT REPORTING - Revenue by Segment, Narrative (Details) - Operating segments $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($)
Solid waste
Disclosure of operating segments [line items]
Amount of reclassifications or changes in presentation	$ 0.4
Liquid waste
Disclosure of operating segments [line items]
Amount of reclassifications or changes in presentation	$ 1.5